CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
CAPITAL AND FINANCIAL RISK MANAGEMENT
Schedule of translation impact on income before income and mining taxes and equity

	Impact on Income Before Income and Mining Taxes and Equity

	10.0% Strengthening of the US Dollar	10.0% Weakening of the US Dollar

Canadian dollar	$8,435	$(8,435)

Euro	$2,477	$(2,477)

Mexican peso	$(6,710)	$6,710

Schedule of carrying amount of financial instruments exposure to credit risk

	As at December 31, 2017	As at December 31, 2016

Cash and cash equivalents	$632,978	$539,974

Short-term investments	10,919	8,424

Restricted cash	1,223	1,162

Trade receivables	12,000	8,185

Derivative financial instrument assets	17,240	364

Total	$674,360	$558,109

Schedule of long-term debt and total equity
	As at December 31, 2017	As at December 31, 2016

Long-term debt	$1,371,851	$1,202,686

Total equity	4,946,991	4,492,474

Total	$6,318,842	$5,695,160

Schedule of changes in liabilities arising from financing activities

	As at December 31, 2016	Cash Flows	Foreign Exchange	Other(i)	As at December 31, 2017

Current portion of long-term debt	$129,896	$(130,412)	$516	$–	$–

Long-term debt	1,072,790	296,495	–	2,566	1,371,851

Finance lease obligations(ii)	11,854	(5,252)	174	(1,449)	5,327

Total liabilities from financing activities	$1,214,540	$160,831	$690	$1,117	$1,377,178

Note:

(i)     Includes the amortization of deferred financing costs on long-term debt and various non-cash adjustments.

(ii)    The finance lease obligations balance includes the long-term portion of finance lease obligations of $1,915 (2016 – $6,319) (note 13(a)) which is recorded in the other liabilities line item on the consolidated balance sheets.